Costs of services and general and administrative costs - Auditor's Remuneration (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Information About Operating Cost [line items]
Other services		£ 5.0	£ 4.2		£ 4.0
Fees payable to the auditors pursuant to legislation		34.5	30.8		26.1
Total non-audit fees		8.2	4.8		4.8
Total fees		42.7	35.6		30.9
Advisory services [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for tax services		0.0			0.1
Compliance services [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for tax services		0.0	0.1		0.1
Other services [member]
Disclosure Of Information About Operating Cost [line items]
Other services	[1]	8.2	4.7		4.6
WPP plc [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for audit services		1.5	1.4		1.4
Subsidiaries [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for audit services		£ 28.0	£ 25.2	[1]	£ 20.7

[1]	Includes a true-up of £3.5 million.